BUSINESS ACQUISITIONS (Details) - USD ($)			12 Months Ended
	Sep. 14, 2022	Sep. 06, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Intangible Assets:
Goodwill			$ 37,797,301	$ 0	$ 4,918,823
2022 Acquisitions
Total Consideration
Convertible Debenture Notes			16,257,104
Restricted Stock Units Issued			188,122
Derivative Asset			(251,020)
Contingent Restricted Stock Units			5,460,000
Fair Value of equity issued			25,266,796
Shares Payable			5,429,000
Fair Value of Remaining 50% equity interest			900,000
Cash Payment			2,538,744
Loan Forgiveness			5,461,000
Working Capital Adjustment			284,071
Assumption of IRS Debt			6,753,499
Total Consideration			68,287,316
Net Assets Acquired (Liabilities Assumed)
Current Assets			11,219,196
Operating Lease Right-of-Use Asset			6,723,098
Property, Plant and Equipment, Net			2,888,825
Non-Current Assets			97,162
Current Liabilities Assumed			(7,718,957)
Lease Liabilities			(6,284,831)
Deferred Tax Assets, Net			(8,750,472)
Intangible Assets:
Intangible Assets			31,270,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)			29,444,021
Goodwill			38,843,295
Total Net Assets Acquired			68,287,316
Net Income (Loss) from Acquisition			3,640,521
Revenues from Acquisition			21,191,442
Pro Forma Revenues			22,716,875
Pro Forma Net Loss			391,015
2022 Acquisitions | Intellectual Property
Intangible Assets:
Intangible Assets			7,500,000
2022 Acquisitions | Customer Relationships
Intangible Assets:
Intangible Assets			2,600,000
2022 Acquisitions | Cannabis License
Intangible Assets:
Intangible Assets			21,170,000
Plus Point Holding Inc, Acquisition
Total Consideration
Convertible Debenture Notes			16,257,104
Restricted Stock Units Issued			188,122
Derivative Asset			(251,020)
Contingent Restricted Stock Units			5,460,000
Fair Value of equity issued			9,707,414
Total Consideration			31,361,620
Net Assets Acquired (Liabilities Assumed)
Current Assets			6,095,273
Operating Lease Right-of-Use Asset			294,159
Property, Plant and Equipment, Net			789,779
Non-Current Assets			93,662
Current Liabilities Assumed			(1,157,112)
Lease Liabilities			(294,159)
Deferred Tax Assets, Net			(2,154,737)
Intangible Assets:
Intangible Assets			7,700,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)			11,366,865
Goodwill			19,994,755
Total Net Assets Acquired			31,361,620
Net Income (Loss) from Acquisition			215,659
Revenues from Acquisition			5,641
Pro Forma Revenues			3,911,580
Pro Forma Net Loss			1,067,848
Plus Point Holding Inc, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets			5,100,000
Plus Point Holding Inc, Acquisition | Customer Relationships
Intangible Assets:
Intangible Assets			2,600,000
The Pottery Inc, Acquisition
Total Consideration
Fair Value of equity issued			1,100,000
Fair Value of Remaining 50% equity interest			900,000
Total Consideration			2,000,000
Net Assets Acquired (Liabilities Assumed)
Current Assets			382,436
Operating Lease Right-of-Use Asset			3,671,969
Property, Plant and Equipment, Net			37,201
Non-Current Assets			3,500
Current Liabilities Assumed			(2,854,242)
Lease Liabilities			(3,671,969)
Deferred Tax Assets, Net			(971,031)
Intangible Assets:
Intangible Assets			3,470,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)			67,864
Goodwill			1,932,136
Total Net Assets Acquired			2,000,000
Net Income (Loss) from Acquisition			(1,129,577)
Revenues from Acquisition			2,844,275
Pro Forma Revenues			2,110,084
Pro Forma Net Loss			(1,287,036)
The Pottery Inc, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets			400,000
The Pottery Inc, Acquisition | Cannabis License
Intangible Assets:
Intangible Assets			3,070,000
Natural Healing Centre LLC, Acquisition
Total Consideration
Fair Value of equity issued			5,938,298
Shares Payable			2,262,000
Cash Payment			590,795
Loan Forgiveness			1,711,000
Working Capital Adjustment			169,683
Assumption of IRS Debt			6,753,499
Total Consideration			17,425,275
Net Assets Acquired (Liabilities Assumed)
Current Assets			4,134,643
Operating Lease Right-of-Use Asset			992,717
Property, Plant and Equipment, Net			273,679
Current Liabilities Assumed			(2,375,611)
Lease Liabilities			(832,060)
Deferred Tax Assets, Net			(3,665,852)
Intangible Assets:
Intangible Assets			13,100,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)			11,627,516
Goodwill			5,797,759
Total Net Assets Acquired			17,425,275
Net Income (Loss) from Acquisition			3,604,574
Revenues from Acquisition			10,152,141
Pro Forma Revenues			8,158,053
Pro Forma Net Loss			551,711
Natural Healing Centre LLC, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets			1,100,000
Natural Healing Centre LLC, Acquisition | Cannabis License
Intangible Assets:
Intangible Assets			12,000,000
NHC Lemoore LLC, Acquisition
Total Consideration
Fair Value of equity issued			3,272,515
Shares Payable		$ 3,272,515	1,234,000
Cash Payment			1,642,522
Loan Forgiveness			3,750,000
Working Capital Adjustment			98,064
Total Consideration		$ 9,997,101	9,997,101
Net Assets Acquired (Liabilities Assumed)
Current Assets			147,259
Operating Lease Right-of-Use Asset			991,606
Property, Plant and Equipment, Net			1,788,166
Current Liabilities Assumed			(697,558)
Lease Liabilities			(833,989)
Deferred Tax Assets, Net			(363,787)
Intangible Assets:
Intangible Assets			1,300,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)			2,331,697
Goodwill			7,665,404
Total Net Assets Acquired			9,997,101
Net Income (Loss) from Acquisition			(504,722)
Revenues from Acquisition			2,859,936
Pro Forma Revenues			3,889,361
Pro Forma Net Loss			(231,069)
NHC Lemoore LLC, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets			300,000
NHC Lemoore LLC, Acquisition | Cannabis License
Intangible Assets:
Intangible Assets			1,000,000
NH-MB LLC, Acquisition
Total Consideration
Fair Value of equity issued			5,248,569
Shares Payable	$ 5,249,569		1,933,000
Cash Payment			305,427
Working Capital Adjustment			16,324
Total Consideration	$ 7,503,320		7,503,320
Net Assets Acquired (Liabilities Assumed)
Current Assets			459,585
Operating Lease Right-of-Use Asset			772,647
Current Liabilities Assumed			(634,434)
Lease Liabilities			(652,654)
Deferred Tax Assets, Net			(1,595,065)
Intangible Assets:
Intangible Assets			5,700,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)			4,050,079
Goodwill			3,453,241
Total Net Assets Acquired			7,503,320
Net Income (Loss) from Acquisition			1,454,587
Revenues from Acquisition			5,329,449
Pro Forma Revenues			4,647,797
Pro Forma Net Loss			289,561
NH-MB LLC, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets			600,000
NH-MB LLC, Acquisition | Cannabis License
Intangible Assets:
Intangible Assets			$ 5,100,000